Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 97.4%

Communication Services— 11.3%
Alphabet, Cl A*	157	$230,099
Alphabet, Cl C*	151	221,910
AT&T	4,561	130,034
Comcast, Cl A	2,932	135,634
Verizon Communications	2,671	158,898
Walt Disney	1,151	142,816
		1,019,391

Consumer Discretionary— 13.1%
Amazon.com*	167	525,838
Aptiv	113	10,360
Autoliv	53	3,863
Best Buy	143	15,914
Carnival	218	3,309
eBay	364	18,964
Ford Motor	2,529	16,843
Gap	123	2,095
General Motors	844	24,974
Hanesbrands	218	3,434
Hasbro	75	6,204
Hilton Worldwide Holdings	179	15,272
Home Depot	703	195,230
Marriott International, Cl A	168	15,553
McDonald’s	481	105,575
Nordstrom	70	834
Ross Stores	239	22,304
Royal Caribbean Cruises	75	4,855
Starbucks	767	65,901
Target	335	52,736
TJX	802	44,631
Whirlpool	34	6,252
Yum! Brands	201	18,351
		1,179,292

Consumer Staples— 5.6%
Archer-Daniels-Midland	372	17,294
Bunge	39	1,782
Bunge	28	1,280
Campbell Soup	111	5,369
Church & Dwight	154	14,431
Clorox	73	15,343
Colgate-Palmolive	549	42,355
Estee Lauder, Cl A	149	32,519
General Mills	384	23,685
Hormel Foods	186	9,094
Kellogg	162	10,464
Kimberly-Clark	217	32,042
Kroger	525	17,803
McCormick	74	14,363
Procter & Gamble	1,556	216,269
Sysco	334	20,782
Tyson Foods, Cl A	201	11,955
Walgreens Boots Alliance	471	16,918
		503,748

Energy— 0.2%
Kinder Morgan	1,309	16,140

Financials— 9.1%
Aflac	472	17,157
Allstate	216	20,334
Bank of America	5,332	128,448
Bank of New York Mellon	517	17,754
Citigroup	1,378	59,406
Discover Financial Services	208	12,018
Equitable Holdings	88	1,605
Goldman Sachs Group	202	40,596

Description	Shares	Fair Value

Hannon Armstrong Sustainable Infrastructure Capital‡	1,418	$59,939
Hartford Financial Services Group	239	8,810
Huntington Bancshares	728	6,676
JPMorgan Chase	2,051	197,450
KeyCorp	696	8,303
Moody’s	99	28,695
Morgan Stanley	764	36,939
Prudential Financial	256	16,261
S&P Global	137	49,402
State Street	220	13,053
US Bancorp	943	33,806
Wells Fargo	2,625	61,714
		818,366

Health Care— 14.4%
Abbott Laboratories	1,107	120,475
AbbVie	1,121	98,189
Agilent Technologies	200	20,188
Baxter International	329	26,458
Becton Dickinson	180	41,882
Biogen*	102	28,935
Bristol-Myers Squibb	1,455	87,722
Cardinal Health	201	9,437
CVS Caremark	865	50,516
Eli Lilly	520	76,970
Gilead Sciences	832	52,574
Illumina*	92	28,435
Jazz Pharmaceuticals*	25	3,565
Johnson & Johnson	1,708	254,287
Merck	1,630	135,208
Mylan*	234	3,470
Perrigo PLC	60	2,755
Pfizer	3,506	128,670
ResMed	86	14,743
Teleflex	13	4,426
Thermo Fisher Scientific	232	102,433
		1,291,338

Industrials— 7.0%
3M	373	59,747
AECOM*	102	4,268
AGCO	40	2,971
Cintas	53	17,640
Cummins	95	20,060
Deere	195	43,218
Delta Air Lines	380	11,620
Eaton	175	17,855
Emerson Electric	385	25,245
FedEx	134	33,704
General Electric	5,523	34,409
Honeywell International	443	72,922
IHS Markit	171	13,425
Illinois Tool Works	182	35,164
Ingersoll Rand*	42	1,495
Johnson Controls International	330	13,481
ManpowerGroup	34	2,493
Masco	163	8,986
Nielsen Holdings PLC	155	2,198
Oshkosh	43	3,161
Owens Corning	62	4,266
Pentair	73	3,341
Rockwell Automation	72	15,889
Roper Technologies	66	26,077
Stanley Black & Decker	92	14,922
Trane Technologies	48	5,820
United Parcel Service, Cl B	446	74,317
Verisk Analytics, Cl A	101	18,716
Waste Management	251	28,406
WW Grainger	26	9,276

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

Xylem	113	$9,506
		634,598

Information Technology— 30.0%
Accenture, Cl A	267	60,339
Advanced Micro Devices*	765	62,722
Apple	5,252	608,234
Cisco Systems	2,746	108,165
Dell Technologies, Cl C*	100	6,769
DXC Technology	165	2,945
Enphase Energy*	1,256	103,733
First Solar*	1,136	75,203
Hewlett Packard Enterprise	855	8,011
HP	916	17,395
Intel	2,827	146,382
International Business Machines	582	70,812
Mastercard, Cl A	573	193,772
Microsoft	2,320	487,966
Motorola Solutions	117	18,347
NortonLifeLock	354	7,378
Oracle	1,326	79,162
QUALCOMM	712	83,788
salesforce.com*	557	139,985
SolarEdge Technologies*	684	163,032
Texas Instruments	86	12,280
Visa, Cl A	1,096	219,167
Workday, Cl A*	100	21,513
		2,697,100

Materials— 2.6%
Air Products & Chemicals	129	38,424
Amcor	681	7,525
Avery Dennison	48	6,136
Ball	205	17,040
DuPont de Nemours	479	26,575
Eastman Chemical	87	6,796
Ecolab	164	32,774
FMC	85	9,002
Freeport-McMoRan, Cl B	786	12,293
International Flavors &
Fragrances	67	8,204
International Paper	255	10,338
Mosaic	228	4,166
Newmont	487	30,900
PPG Industries	146	17,824
Sonoco Products	78	3,983
		231,980
Real Estate— 2.0%
AvalonBay Communities‡	90	13,441
CBRE Group, Cl A*	214	10,052
Equinix‡	54	41,047
Equity Residential‡	224	11,498
Healthpeak Properties‡	342	9,285
Iron Mountain‡	175	4,688
Jones Lang LaSalle	32	3,061
Kilroy Realty‡	72	3,741
Prologis‡	459	46,185
SL Green Realty‡	47	2,179
Ventas‡	234	9,819
Welltower‡	269	14,819
Weyerhaeuser‡	474	13,518
		183,333

Utilities— 2.1%
American Water Works	113	16,371
Atlantica Sustainable Infrastructure	1,946	55,675
Brookfield Renewable, Cl A	1,954	114,480
		186,526

Description	Shares	Fair Value

Total Common Stock (Cost $7,880,720)		$8,761,812

SHORT-TERM INVESTMENT — 2.6%
Invesco Government & Agency, Cl Institutional, 0.010%(A)	229,435	229,435

Total Short-Term Investment (Cost $229,435)		229,435

Total Investments - 100.0% (Cost $8,110,155)		$8,991,247

Percentages are based on Net Assets of $8,992,019.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate shown represents the 7-day effective yield as of September 30, 2020.

Cl — Class

PLC — Public Limited Company

As of September 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0500